Segmented Information - Schedule of Non Current Assets by Jurisdiction (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Schedule of Non Current Assets by Jurisdiction [line items]
Non-current assets by jurisdiction	$ 11,002,190	$ 12,885,670
Peru [Member]
Schedule of Non Current Assets by Jurisdiction [line items]
Non-current assets by jurisdiction	11,002,190	12,872,858
Canada [Member]
Schedule of Non Current Assets by Jurisdiction [line items]
Non-current assets by jurisdiction		$ 12,812